CONDENSED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended		89 Months Ended	92 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Operating expenses:
Research and development	$ 2,993,031	$ 1,877,593	$ 8,537,130	$ 5,690,836	$ 36,845,208	$ 39,838,239
General and administrative	851,836	617,468	2,298,671	1,956,115	9,342,612	10,194,448
Total operating expenses	3,844,867	2,495,061	10,835,801	7,646,951	46,187,820	50,032,687
Loss from operations	(3,844,867)	(2,495,061)	(10,835,801)	(7,646,951)	(46,187,820)	(50,032,687)
Other income (expense):
Interest income	4,059	3,388	7,849	28,771	414,120	418,179
Interest expense	(2,158,721)	0	(6,361,029)	0	(7,621,128)	(9,779,849)
Other income (expense)	5,065,641	(76,958)	2,801,199	(290,933)	3,494,046	8,559,687
Total other income (expense)	2,910,979	(73,570)	(3,551,981)	(262,162)	(3,712,962)	(801,983)
Net loss	(933,888)	(2,568,631)	(14,387,782)	(7,909,113)	(49,900,782)	(50,834,670)
Preferred stock dividends			0	81,651
Net loss available to common stockholders	$ (933,888)	$ (2,568,631)	$ (14,387,782)	$ (7,990,764)
Net loss per share - basic and diluted	$ (0.03)	$ (0.07)	$ (0.40)	$ (0.23)
Weighted-average shares outstanding -basic and diluted	36,419,969	36,304,942	36,322,565	34,514,594